Notes to the consolidated statements of income - Selling, general and administrative expense (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Notes to the consolidated statements of income
Distribution costs	€ 190,493	€ 190,562
General and administrative expense	560,193	585,082
Selling, general and administrative expense	€ 750,686	€ 775,644